[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]


                                 March 30, 2006

BY EDGAR
--------

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

            Citigroup Mortgage Loan Trust Inc.
            Registration Statement on Form S-3 relating to Mortgage Pass-Through CERTIFICATES AND MORTGAGE-BACKED NOTES
            --------------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Citigroup Mortgage Loan Trust Inc.(the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

                  The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to Citigroup Mortgage Loan Trust, Inc. dated March 29, 2006. These comments and our corresponding responses may be found below. Additionally, we have added Exchangeable Securities to the Base Prospectus. Please do not hesitate to contact us with any questions you may have.

REGISTRATION STATEMENT ON FORM S-3
----------------------------------

GENERAL
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1. We note your response to prior comment 1. However, it is unclear whether your confirmation applies to any affiliates of the depositor. Please confirm that any affiliates of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class, if applicable.

         WE CONFIRM THAT THE AFFILIATES OF THE HAVE BEEN CURRENT AND TIMELY WITH EXCHANGE ACT REPORTING DURING THE LAST TWELVE MONTHS WITH RESPECT TO ASSET-BACKED SECURITIES.



PROSPECTUS SUPPLEMENT 1
-----------------------

MORTGAGE LOAN STATISTICS FOR ALL MORTGAGE LOANS, PAGE S-26
----------------------------------------------------------

2. We note your response to prior comment 12. However, we fail to see revisions made to Annex II. Please include the form of tabular format you plan to use for the pool characteristics in Annex II in your next amendment.

         PLEASE REFER TO THE REVISED DISCLOSURE IN ANNEX II.

BASE PROSPECTUS
---------------

EXCHANGEABLE SECURITIES, PAGE 79
--------------------------------

3. Please provide us with your analysis of how exchangeable securities comply with Rule 3a-7 of the Investment Company Act.

         PLEASE NOTE THAT WE HAVE DELETED THIS SECTION FROM THE BASE PROSPECTUS. PLEASE REFER TO THE REVISED DISCLOSURE BEGINNING ON PAGE 79.

4. Refer to the second paragraph on page 79. Please tell us the meaning of the phrase "distinct combination of uncertificated interests in the trust fund" and explain why the interests would be uncertificated.

         PLEASE REFER TO OUR RESPONSE TO QUESTION 3 ABOVE.

EXCHANGES, PAGE 80
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5. Please advise us whether you intend to register the exchange.

         PLEASE REFER TO OUR RESPONSE TO QUESTION 3 ABOVE.

6. Please explain to us how you can ensure that the aggregate principal and annual interest will equal that of the exchanged security in the case of an exchange of floating-rate securities for fixed-rate securities.

         PLEASE REFER TO OUR RESPONSE TO QUESTION 3 ABOVE.


POOLING AND SERVICING AGREEMENT
-------------------------------

7. We note your response to prior comment 35. However, we cannot locate the refilled pooling and servicing agreement that includes the exhibits to the agreement on EDGAR. Please refile the pooling and servicing agreement with your next amendment to the registration statement.

         PER OUR CONVERSATION, PLEASE NOTE THAT WE FILED THE POOLING AND SERVICING AGREEMENT AND EXHIBITS THERETO WITH OUR LAST S-3/A FILING. ADDITIONALLY, WE PROVIDED COURTESY COPIES TO THE SEC WITH THAT FILING. AS DISCUSSED, PLEASE REFER TO THOSE COURTESY COPIES.


         If you require any additional information, please call the undersigned at 212.912.7550.

                                             Very truly yours,



                                             Mark A. Russo